TO OUR SHAREHOLDERS,

     The Legg Mason Cash Reserve Trust now has $1.95 billion invested in a diversified portfolio of high quality fixed income securities with relatively short maturities.

     As this letter is written on September 15, the Trust's annualized yield for the past 7 days is 5.91%* (an effective yield of 6.08% when the compounding effect of dividend reinvestments is included). The average weighted maturity of our portfolio is 53 days.

     A complete listing of the Trust's portfolio holdings at August 31, 2000, appears in this report. You will note that more than 75% of the Trust's portfolio was invested in U.S. government and government agency securities and repurchase agreements fully secured by such securities.

     You may add to your Cash Reserve Trust account at any time by sending a check for $500 or more (made payable to Legg Mason Cash Reserve Trust) to:

                             Legg Mason Cash Reserve Trust
                             P.O. Box 1476
                             Baltimore, Maryland 21203-1476

     Please include your account number on any checks you send to us.


                                                Sincerely,

                                                /s/ John F. Curley, Jr.
                                                John F. Curley, Jr.
                                                Chairman


September 15, 2000

--------------
*The yields shown here are for past periods and are not intended to indicate future performance. An investment in the Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust.

       STATEMENT OF NET ASSETS
       LEGG MASON CASH RESERVE TRUST
       AUGUST 31, 2000
       (AMOUNTS IN THOUSANDS)

                                                         Rate               Maturity Date          Par            Value
       --------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 0.3%
       Americredit Automobile Receivables Trust       6.04%                     2/5/01        $    1,698    $      1,698
       World Omni Automobile Receivables Trust        6.694%                   8/15/01             4,804           4,804
                                                                                                            ------------
       Total Asset-Backed Securities                                                                               6,502
       --------------------------------------------------------------------------------------------------------------------

BANK NOTES -- 0.8%
       National City Bank                             6.67% to 6.98%      3/13/01 to 8/2/01       15,000          14,992
                                                                                                            ------------
       Total Bank Notes                                                                                           14,992
       --------------------------------------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT -- 3.4%
       Dresdner Bank Limited                          7.11%                     5/3/01            15,000          15,001(A)
       Harris Trust & Savings Bank                    6.53%                    9/14/00            20,000          20,000
       Landesbank Baden-Wurttemberg                   7.39%                     6/5/01            20,000          20,042(A)
       Michigan National Bank                         6.88%                     4/6/01            10,000          10,003
                                                                                                            ------------
       Total Certificates of Deposit                                                                              65,046
       --------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER -- 7.2%
       AT&T Corp.                                     6.78%                    6/14/01            10,000          10,000(B),(C)
       Edison Asset Securities LLC                    6.51%                    9/11/00            15,486          15,458(B)
       General Electric Capital Corporation           6.50%                    9/11/00            25,000          24,955
       IBM Credit Corporation                         6.48%                   10/16/00            10,000           9,919
       Lucent Technologies Inc.                       6.48%                     9/6/00            15,000          14,986
       Pharmacia Corporation                          6.48%                    9/13/00            20,000          19,957
       The Procter & Gamble Company                   6.48%                    9/13/00            11,000          10,976
       Unilever Capital Corporation                   6.72%                     9/7/01            15,000          15,000(B),(C)
       Verizon Global Funding                         6.48%                   10/23/00            20,000          19,813
                                                                                                            ------------
       Total Commercial Paper                                                                                    141,064
       --------------------------------------------------------------------------------------------------------------------

CORPORATE AND OTHER BONDS -- 4.8%
       Associates Corporation North America           5.85%                    1/15/01             5,000           4,987
       AT&T Capital Corporation                      6.875%                    1/16/01            10,000          10,005
       Bank of America Corporation                    5.75%                    3/15/01             5,000           4,972
       Bank of America NA                             6.73%                    2/26/01            15,000          15,008(C)
       Chase Manhattan Corporation                  10.125%                    11/1/00            10,000          10,061
       Ford Motor Credit Company                     6.375%                    10/6/00            10,000           9,999
       General Motors Corporation                    9.125%                    7/15/01            10,000          10,164
       Kellogg Company                               6.125%                     8/6/01             4,000           3,965
       Salomon Smith Barney Holdings Incorporated    5.875%                     2/1/01            10,000           9,965
       Vodafone Airtouch PLC                         6.862%                     6/5/01            12,000          12,000(A),(B),(C)
       The Walt Disney Company                       6.375%                    3/30/01             3,000           2,995
                                                                                                            ------------
       Total Corporate and Other Bonds                                                                            94,121
       --------------------------------------------------------------------------------------------------------------------


2

                                                         Rate                 Maturity Date           Par           Value
       ----------------------------------------------------------------------------------------------------------------------
MEDIUM-TERM NOTES -- 7.4%
       American Honda Finance Corporation             6.63%                      7/20/01         $   6,000    $      6,000(B),(C)
       Bank of America Corporation                   7.034%                      7/16/01             5,000           5,013(C)
       Beneficial Corporation                         6.49%                      9/27/00             5,000           5,001
       Chrysler Financial Corporation                 5.25% to 6.71%       10/19/00 to 1/29/01      15,000          14,991(C)
       Citigroup Inc.                                 6.58%                       4/4/01            10,000          10,000(C)
       Continental Bank NA                           12.50%                       4/1/01             3,000           3,094
       General Motors Acceptance Corporation          5.40%                      2/26/01             5,000           4,967
       Heller Financial, Inc.                        6.849% to 6.972%        2/2/01 to 4/2/01       16,000          16,007
       International Lease Finance Corporation        6.78%                       9/5/01             8,000           7,993
       John Deere Capital Corporation                 6.27% to 6.75%       10/11/00 to 3/7/01       15,000          15,001
       Lehman Brothers Holdings Inc.                 7.305%                     11/15/00            11,000          11,012(C)
       National Rural Utilities Cooperative           6.71%                      7/20/01            10,000          10,000(C)
       Norwest Corporation                           6.125%                     10/15/00             5,000           5,000
       Statoil                                        6.25%                     10/10/00            10,000           9,996(A)
       Textron Financial Corporation                 6.742%                       2/2/01            10,000          10,000(B),(C)
       US Leasing Capital Corporation                 5.79%                      1/23/01            10,000           9,970
                                                                                                              ------------
       Total Medium-Term Notes                                                                                     144,045
       ----------------------------------------------------------------------------------------------------------------------

TIME DEPOSITS -- 1.0%
       American Express Centurion Bank                6.56%                       9/5/00            20,000          20,000
                                                                                                              ------------
       Total Time Deposits                                                                                          20,000
       ----------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 56.5%
       Fannie Mae                                     6.38% to 6.45%         9/7/00 to 11/2/00     157,400         156,744
       Federal Farm Credit Bank                       5.80% to 6.39%         9/6/00 to 10/2/00      90,000          89,926
       Federal Home Loan Bank                         6.38% to 6.45%        9/1/00 to 10/20/00     385,000         383,083
       Freddie Mac                                    6.38% to 6.61%         9/5/00 to 11/9/00     413,400         411,106
       Sallie Mae                                     6.35%                      9/27/00            20,000          19,908
       Tennessee Valley Authority                     6.37%                      9/18/00            40,000          39,880
                                                                                                              ------------
       Total U.S. Government and Agency Obligations                                                              1,100,647
       --------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS -- 21.1%
       J.P. Morgan Securities, Inc.
          6.62%, dated 8/31/00, to be repurchased at $155,828 on 9/1/00
          (Collateral: $168,610 Fannie Mae Notes, 6.25%, due 5/15/29,
          value $163,000)                                                                          155,799         155,799


                                                                               3

       STATEMENT OF NET ASSETS--CONTINUED
       LEGG MASON CASH RESERVE TRUST

                                                                                                     Par            Value
       --------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- CONTINUED
       Lehman Brothers, Inc.
          6.60%, dated 8/31/00, to be repurchased at $255,988 on 9/1/00
          (Collateral: $646,695 Federal Home Loan Bank Notes, 0%, due 7/28/09 -
          2/25/19, value $212,797; $48,085 Fannie Mae Floating Rate Notes, 6.76%,
          due 11/15/09, value $48,262)                                                             $255,941       $  255,941
                                                                                                                  ----------
       Total Repurchase Agreements                                                                                   411,740
       ---------------------------------------------------------------------------------------------------------------------

       Total Investments, at Amortized Cost and Value -- 102.5%                                                    1,998,157(D)
       Other Assets Less Liabilities -- (2.5)%                                                                       (48,138)
                                                                                                                  ----------
       NET ASSETS APPLICABLE TO 1,949,964 SHARES OUTSTANDING -- 100.0%                                            $1,950,019
                                                                                                                  ==========
       NET ASSET VALUE PER SHARE                                                                                       $1.00
                                                                                                                       =====
       --------------------------------------------------------------------------------------------------------------------------

(A) YANKEE CERTIFICATES OF DEPOSIT OR BONDS -- DOLLAR-DENOMINATED CERTIFICATES OF DEPOSIT OR BONDS ISSUED IN THE U.S. BY FOREIGN ENTITIES.
(B) RULE 144a SECURITY -- A SECURITY PURCHASED PURSUANT TO RULE 144a UNDER THE SECURITIES ACT OF 1933 WHICH MAY NOT BE RESOLD EXCEPT TO QUALIFIED INSTITUTIONAL BUYERS. THESE SECURITIES REPRESENT 3.51% OF NET ASSETS.
(C) THE RATES OF INTEREST EARNED ON THESE SECURITIES ARE TIED TO THE LONDON INTERBANK OFFERRED RATE (LIBOR). THE COUPON RATES ARE AS OF
     AUGUST 31, 2000.
(D)  ALSO REPRESENTS COST FOR FEDERAL INCOME TAX PURPOSES.


SEE NOTES TO FINANCIAL STATEMENTS.

       STATEMENT OF OPERATIONS
       LEGG MASON CASH RESERVE TRUST
       FOR THE YEAR ENDED AUGUST 31, 2000
       (AMOUNTS IN THOUSANDS)

       -----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
       Interest                                                                                                       $108,556

EXPENSES:
       Management fee                                                                                   $8,531
       Distribution and service fees                                                                     1,793
       Transfer agent and shareholder servicing expense                                                  1,496
       Audit and legal fees                                                                                117
       Custodian fee                                                                                       295
       Registration fees                                                                                   135
       Reports to shareholders                                                                              95
       Trustees' fees                                                                                       21
       Other expenses                                                                                       38
                                                                                                        ------
          Total expenses                                                                                                12,521
                                                                                                                      --------
       NET INVESTMENT INCOME                                                                                            96,035
       NET REALIZED GAIN/(LOSS) ON INVESTMENTS                                                                              (2)
       -----------------------------------------------------------------------------------------------------------------------
       CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                                                  $96,033
                                                                                                                      --------
                    -----------------------------------------------------------

       STATEMENT OF CHANGES IN NET ASSETS
       LEGG MASON CASH RESERVE TRUST
       (AMOUNTS IN THOUSANDS)

                                                                                                For the Years Ended August 31,
                                                                                                ------------------------------
                                                                                                     2000             1999
       -----------------------------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS:
       Net investment income                                                                        $   96,035      $   70,120
       Net realized gain/(loss) on investments                                                              (2)             (2)
                                                                                                    ----------      ----------
       Change in net assets resulting from operations                                                   96,033          70,118
       Distributions to shareholders from net investment income                                        (96,035)        (70,120)
       Change in net assets from Trust share transactions                                              172,801         354,610
                                                                                                    ----------      ----------
       Change in net assets                                                                            172,799         354,608
NET ASSETS:
       Beginning of year                                                                             1,777,220       1,422,612
       -----------------------------------------------------------------------------------------------------------------------
       End of year                                                                                  $1,950,019      $1,777,220
                                                                                                    ==========      ==========

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
LEGG MASON CASH RESERVE TRUST

   Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

                                                                                            Ratios/Supplemental Data
                                                                                ------------------------------------------------
                                                     Distributions                                         Net          Net
                               Net Asset                 From      Net Asset                            Investment    Assets,
                                Value,       Net          Net       Value,                  Expenses      Income      End of
                              Beginning  Investment   Investment    End of       Total     to Average  to Average      Year
                               of Year     Income       Income       Year        Return    Net Assets   Net Assets (in millions)
--------------------------------------------------------------------------------------------------------------------------------
Years Ended Aug. 31,
       2000                     $1.00       $.05        $(.05)      $1.00         5.36%       .68%        5.25%       $1,950
       1999                      1.00        .04         (.04)       1.00         4.46%       .75%        4.37%        1,777
       1998                      1.00        .05         (.05)       1.00         4.96%       .78%        4.86%        1,423
       1997                      1.00        .05         (.05)       1.00         4.84%       .75%        4.73%        1,343
       1996                      1.00        .05         (.05)       1.00         4.92%       .70%        4.81%        1,224
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

    -----------------------------------------------------------------------

      NOTES TO FINANCIAL STATEMENTS
      LEGG MASON CASH RESERVE TRUST
      (AMOUNTS IN THOUSANDS)
      --------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES:

         The Legg Mason Cash Reserve Trust ("Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The policies set forth below are in conformity with generally accepted accounting principles.

      Security Valuation

         Portfolio securities are valued using the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security.

      Dividends to Shareholders

         Dividends are declared daily and paid monthly. Dividends payable are recorded on the dividend record date. Net investment income for dividend purposes consists of interest accrued, plus original issue and market discount earned, less amortization of market premium and accrued expenses. At August 31, 2000, dividends payable of $5,001 were accrued.

      --------------------------------------------------------------------------
      Investment Transactions

         Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes. At August 31, 2000, payables for securities purchased were $60,266.

      Federal Income Taxes

         No provision for federal income or excise taxes is required since the Trust intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income to its shareholders.

      Use of Estimates

         Preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. REPURCHASE AGREEMENTS:

         All repurchase agreements are fully collateralized by obligations issued by the U.S. Government or its agencies, and such collateral is in the possession of the Trust's custodian. The value of such collateral includes accrued interest. Risks arise from the possible delay in recovery or potential loss of rights in the collateral should the issuer of the repurchase agreement fail financially. The Trust's investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Trust enters into repurchase agreements to evaluate potential risks.

3. TRANSACTIONS WITH AFFILIATES:

         The Trust has a management agreement with Legg Mason Fund Adviser, Inc. ("LMFA"). Pursuant to this agreement, LMFA provides the Trust with management and administrative services, for which the Trust pays a fee at an annual rate ranging from 0.50% of the first $500 million of average daily net assets of the Trust to 0.40% of average daily net assets in excess of $2 billion. Management fees of $762 were payable to LMFA at August 31, 2000.

         Western Asset Management Company ("Adviser") serves as investment adviser to the Trust. The Adviser is responsible for the actual investment activity of the Trust. LMFA pays the Adviser a fee at an annual rate equal to 30% of the fee received by LMFA. For the year ended August 31, 2000, the advisory fee was $2,559.

         Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange, serves as distributor of the Trust. Legg Mason may receive an annual distribution fee of up to 0.15% of the Trust's average daily net assets. However, Legg Mason has agreed to limit such fees paid by the Trust to 0.10% indefinitely. Distribution and service fees of $162 were payable to Legg Mason at August 31, 2000.

         Legg Mason also has an agreement with the Trust's transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid Legg Mason $602 for the year ended August 31, 2000.

         The Adviser, LMFA and Legg Mason are corporate affiliates and are wholly owned subsidiaries of Legg Mason, Inc.

      --------------------------------------------------------------------------

4. TRUST SHARE TRANSACTIONS:

         The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At August 31, 2000, net assets consisted of paid-in capital of $1,949,964 and accumulated net realized gain of $55. Since the Trust has sold and redeemed shares at a constant net asset value of $1.00 per share, the number of shares represented by such sales and redemptions is the same as the amounts shown below for such transactions:

                                                        Reinvestment
                                            Sold      of Distributions   Repurchased      Net Change
      ----------------------------------------------------------------------------------------------
      Year Ended August 31, 2000         $5,826,918      $91,397        $(5,745,514)        $172,801
      Year Ended August 31, 1999          5,305,974       67,169         (5,018,533)         354,610

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

TO THE TRUSTEES AND BENEFICIAL SHAREHOLDERS OF
LEGG MASON CASH RESERVE TRUST:

   We have audited the accompanying statement of net assets of the Legg Mason Cash Reserve Trust (the "Trust") as of August 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2000, by correspondence with the Trust's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Legg Mason Cash Reserve Trust at August 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                     /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
September 22, 2000

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Legg Mason offers a wide range of mutual funds to meet investors' varying financial needs and investment goals. The funds are listed below:

--------------------------------------------------------------------------------
EQUITY FUNDS:                                SPECIALTY FUNDS:
--------------------------------------------------------------------------------
Value Trust, Inc.                            Balanced Trust
Special Investment Trust, Inc.               Financial Services Fund
Total Return Trust, Inc.                     Opportunity Trust
American Leading Companies
  Trust
Classic Valuation Fund
Focus Trust, Inc.
U.S. Small-Capitalization
  Value Trust

--------------------------------------------------------------------------------
GLOBAL FUNDS:                                TAXABLE BOND FUNDS:
--------------------------------------------------------------------------------
Global Income Trust                          U.S. Government Intermediate-Term
Europe Fund                                    Portfolio
International Equity Trust                   Investment Grade Income Portfolio
Emerging Markets Trust                       High Yield Portfolio

--------------------------------------------------------------------------------
TAX-FREE BOND FUNDS:                         MONEY MARKET FUNDS:
--------------------------------------------------------------------------------
Tax-Free Intermediate-Term                   U.S. Government Money Market
  Income Trust                                 Portfolio
Maryland Tax-Free Income Trust               Cash Reserve Trust
Pennsylvania Tax-Free Income Trust           Tax Exempt Trust, Inc.

For information on the specific risks, charges, and expenses associated with any Legg Mason fund, please consult a Legg Mason Financial Advisor for a prospectus. Read it carefully before investing or sending money.

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                                                               MASON
                                                               FUNDS

                                                       THE ART OF INVESTING-SM-

INVESTMENT MANAGER
       Legg Mason Fund Adviser, Inc.
       Baltimore, MD

INVESTMENT ADVISER
       Western Asset Management Company
       Pasadena, CA

BOARD OF TRUSTEES
       John F. Curley, Jr., Chairman
       Edmund J. Cashman, Jr.
       Nelson A. Diaz
       Richard G. Gilmore
       Arnold L. Lehman
       Dr. Jill E. McGovern
       G. Peter O'Brien
       T. A. Rodgers
       Edward A. Taber, III

TRANSFER AND SHAREHOLDER SERVICING AGENT
       Boston Financial Data Services
       Boston, MA

CUSTODIAN
       State Street Bank & Trust Company
       Boston, MA

COUNSEL
       Kirkpatrick & Lockhart LLP
       Washington, D.C.

INDEPENDENT ACCOUNTANTS
       Ernst & Young LLP
       Philadelphia, PA

       THIS REPORT IS NOT TO BE DISTRIBUTED UNLESS PRECEDED OR ACCOMPANIED BY A PROSPECTUS.


                      LEGG MASON WOOD WALKER, INCORPORATED

     ----------------------------------------------------------------------
                                100 Light Street
                     P.O. Box 1476, Baltimore, MD 21203-1476
                                410 - 539 - 0000



                                  ANNUAL REPORT
                                 AUGUST 31, 2000


                                   LEGG MASON
                                      CASH
                                     RESERVE
                                      TRUST


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                                      LEGG
                                      MASON
                                      FUNDS

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LMF-018
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